Postretirement Benefit Plans - Summary of Changes in Pension Benefit Obligations and Defined-Benefit Pension Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost	$ 12	$ 11	$ 12
Interest cost	15	14	15
Fair value of plan assets at end of year	170
Accumulated other comprehensive income (loss) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total AOCI at beginning of year	22	(30)
Net actuarial loss (gain)	(21)	52
Exchange rate differences	1
Total AOCI at end of year	2	22
Projected Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation at beginning of year	419	342
Additions
Service cost	12	11
Interest cost	15	14
Actuarial (gains) and losses	(23)	60
Curtailments and settlements		(2)
Benefits paid	(24)	(18)
Exchange rate differences	7	12
Projected benefit obligation at end of year	406	419
Plan Assets [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets at beginning of year	162	147
Actual return on plan assets	5	14
Employer contributions	21	14
Benefits paid	(24)	(18)
Exchange rate differences	6	5
Fair value of plan assets at end of year	170	162
Funded Plans with Assets Less than Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded status	(236)	(257)
Classification of Funded Status [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Prepaid pension cost within other non-current assets	18	13
Accrued pension cost within other non-current liabilities	(245)	(260)
Accrued pension cost within accrued liabilities	(9)	(10)
Funded status	(236)	(257)
Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accumulated benefit obligations	370	364
Plans with Assets Less Than Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	17	24
Accumulated benefit obligations	56	65
Projected benefit obligations	84	85
Accumulated benefit obligations	179	174
Projected benefit obligations	$ 187	$ 194